IFRSs not yet adopted (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Ifrs Not Yet Adopted [Line Items]
Impairment loss	€ 1,701	€ 913
Equity	51,073	€ 48,079	€ 53,086	€ 57,409
Right-of-use assets	5,700
Lease liabilities	5,800
Followers [Member]
Disclosure Of Ifrs Not Yet Adopted [Line Items]
Working Interest	2,000
Eni Working Interest	€ 3,800
Intra Group Related Balances [Member]
Disclosure Of Ifrs Not Yet Adopted [Line Items]
Description of how future recovery or reversal of regulatory deferral account balances is affected by risks and uncertainty	For exposures arising from intragroup transactions, the recovery rate is assumed to be 100% in consideration of the possibility of providing for capital contribution to the investees in order to guarantee their solvency.
Increase (decrease) due to application of IFRS 15 [member] | Expected Credit Loss Model [Member]
Disclosure Of Ifrs Not Yet Adopted [Line Items]
Equity	€ (43)
Increase (decrease) due to application of IFRS 15 [member] | Sales method [Member]
Disclosure Of Ifrs Not Yet Adopted [Line Items]
Equity	(103)
Increase (decrease) due to application of IFRS 9 [Member] | Expected Credit Loss Model [Member]
Disclosure Of Ifrs Not Yet Adopted [Line Items]
Impairment loss	€ 356